Property and Equipment - Summary of Property And Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 19,849	$ 5,894
Depreciation	3,394	442
Closing balance	41,822	19,849
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	20,389	5,992
Additions	23,032	9,875
Acquisitions		4,522
Closing balance	44,915	20,389
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(540)	(98)
Depreciation	2,553	442
Closing balance	(3,093)	(540)
Cannex acquisition [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	1,230
Other acquisitions [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	264
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	662	674
Closing balance	8,048	662
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	674	674
Additions	7,487
Closing balance	8,161	674
Buildings [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(12)
Depreciation	101	12
Closing balance	(113)	(12)
Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,475	2,086
Closing balance	4,153	2,475
Building Improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,649	2,086
Additions	1,983	563
Closing balance	4,632	2,649
Building Improvements [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(174)
Depreciation	305	174
Closing balance	(479)	(174)
Furniture, Equipment, and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,700	865
Closing balance	6,567	2,700
Furniture, Equipment, and Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,874	924
Additions	4,273	1,638
Acquisitions		312
Closing balance	7,504	2,874
Furniture, Equipment, and Other [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(174)	(59)
Depreciation	763	115
Closing balance	(937)	(174)
Furniture, Equipment, and Other [member] | Cannex acquisition [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	297
Furniture, Equipment, and Other [member] | Other acquisitions [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	60
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	14,012	2,269
Closing balance	23,054	14,012
Leasehold Improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	14,192	2,308
Additions	9,289	7,674
Acquisitions		4,210
Closing balance	24,618	14,192
Leasehold Improvements [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(180)	(39)
Depreciation	1,384	141
Closing balance	(1,564)	$ (180)
Leasehold Improvements [member] | Cannex acquisition [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	933
Leasehold Improvements [member] | Other acquisitions [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	$ 204